Schedule of maturities of lease liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Leases
2027	$ 96,423
2028	63,664
Total future minimum lease payments	160,087
Less imputed interest	(2,688)
Present value of operating lease liabilities	157,399	$ 168,948
Less: current portion	(94,193)	(168,948)
Long-term portion	$ 63,206